Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30324-1 / D/TSW/845414.2

April 13, 2006

BY EDGAR AND COURIER

MAIL STOP 3561

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

USA

Attention:	Jay Williamson

Division of Corporate Finance

Dear Sirs/Mesdames:

Re: Surge Enterprises, Inc. (the “Company”) Registration Statement on Form SB-2/A No. 3 Amended March 22, 2006 Your File No. 333-128995

Thank you for your letter of April 10, 2006 with your comments on the Company’s amended Registration Statement on Form SB-2/A No. 3, filed March 22, 2006. On behalf of the Company, we enclose a revised Form SB-2/A Amendment No. 4, together with the Company’s responses to the comments set out in your letter. For your ease of reference, our responses to your comments are numbered in a corresponding manner. However, the page number references to the registration statement have changed and the updated page numbers are used herein for ease of reference.

General

1.            Disclosure has been added to indicate that the software does not currently remind users that they are responsible for registering with Google. Disclosure has also been added to indicate that functionality is currently being added to the software to enable users to register with Google for automated searches and that the added functionality is expected to be complete by May 10, 2006. As requested, disclosure regarding the Google registration issue has been added to the summary section.

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

Risk Factors, page 8

2.	Risk factor eight has been updated.
3.	Disclosure has been added in the summary section, at risk factor nine and on page 24.

Plan of Operations, page 33

4.            The plan of operations has been updated to incorporate a chronological breakdown of milestones.

5.	Disclosure has been added at page 34.

6.            Disclosure has been added at pages 34 and 35. There are no cost implications associated with user feedback and internal testing procedures. Mr. Mutter performs these procedures as part of his salaried duties.

7.	The statement has been removed.

8.            The cash balance and ability to satisfy cash requirements is disclosed on pages 37 to 38. This disclosure forms part of the Company’s plan of operations.

9.            The estimated funds needed for the next 12 months have been revised to take into account Mr. Mutter’s salary.

10.          The statement has been removed. To the extent necessary, the Company hopes to be able to raise funds through issuance of debt or equity on an as-needed basis from management or third parties. The Company has no immediate plans or agreements to issue debt or equity at the current time. Disclosure on this point has been clarified, particularly at pages 37 and 38.

Please find enclosed both clean (four copies) and a blacklined version of the amended Registration Statement on Form SB-2/A Amendment No. 4. The amended Registration Statement has also been filed by Edgar. The blacklined version of the amended Registration Statement has been marked to show changes between the version filed on March 22, 2006 and the version filed herewith.

We look forward to the receipt of any further comments which you may have in regard to the amended registration statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per:	/s/ William L. Macdonald

William L. Macdonald

WLM/TSW

Encl.

cc:	Surge Enterprises, Inc.
Attention: Troy Mutter, President